Earnings per share	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings per share
Earnings (loss) per share
The following sets forth the computation of basic and diluted earnings (loss) per share for the three and nine months ended September 30, 2014 and 2013:

	For the three months ended		For the nine months ended
	September 30, 2014	September 30, 2013	September 30, 2014	September 30, 2013
Weighted-average number of common shares outstanding:
Basic number of common shares outstanding	103,295,920	89,620,394	103,275,204	82,630,430
Dilutive effect of options	—	294,434	1,494,711	—
Dilutive effect of warrants	—	1,000,977	1,684,860	823,405
Diluted number of common shares outstanding	103,295,920	90,915,805	106,454,775	83,453,835

Basic net income (loss) per common share:
Net income (loss)	$(5,997)	$46,570	$65,074	$147,223
Net income allocated to participating shares	—	(322)	(420)	(1,099)
Net income (loss) available to common shareholders	$(5,997)	$46,248	$64,654	$146,124
Basic net income (loss) per common share	$(0.06)	$0.52	$0.63	$1.77
Diluted net income (loss) per common share:
Net income (Loss)	$(5,997)	$46,570	$65,074	$147,223
Net income allocated to participating securities	—	(318)	(408)	(1,089)
Net income (loss) available to common shareholders	$(5,997)	$46,252	$64,666	$146,134
Diluted net income (loss) per common share	$(0.06)	$0.51	$0.61	$1.75

For the three months ended September 30, 2014, options of 11,327,302 and warrants of 4,651,163 were excluded from the computation of diluted loss per share. As a result of the net loss in the three months ended September 30, 2014, no allocation of the net loss has been made to participating shares in the calculation of diluted net loss per common share. For the three months ended September 30, 2013, anti-dilutive options of 3,887,829 were excluded from the computation of diluted earnings per share.

For the nine months ended September 30, 2014 and 2013, anti-dilutive options of 4,553,159 and 3,579,271, respectively, were excluded from the computation of diluted earnings per share.

Earnings per share
The following sets forth the computation of basic and diluted earnings per share for the years ended December 31, 2013 and 2012 and period from October 6, 2011 (date of incorporation) to December 31, 2011:

	2013	2012	2011
Weighted-average number of common shares outstanding:	($ in thousands)
Basic number of common shares outstanding	87,505,540	78,432,132	78,432,132
Dilutive effect of options	400,149	—	—
Dilutive effect of warrants	1,064,842	166,104	—
Diluted number of common shares outstanding	88,970,531	78,598,236	78,432,132

Basic net income (loss) per common share:
Net income (loss)	$227,311	$99,401	$(1,130)
Income allocated to participating shares	(1,618)	(734)	—
Net income (loss) available to common shareholders	$225,693	$98,667	$(1,130)

Basic net income (loss) per common share	$2.58	$1.26	$(0.01)

Diluted net income (loss) per common share
Net income (loss)	$227,311	$99,401	$(1,130)
Income allocated to participating securities	(1,592)	(737)	—
Net income (loss) available to common shareholders	$225,719	$98,664	$(1,130)

Diluted net income (loss) per common share	$2.54	$1.26	$(0.01)

For the years ended December 31, 2013 and 2012 and period from October 6, 2011 (date of incorporation) to December 31, 2011, anti-dilutive options and warrants of 3,786,173, 3,052,091 and 3,648,006, respectively, were excluded from the computation of diluted earnings (loss) per share.